Investment in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	₩ 648,152,185	₩ 605,234,104
Total liabilities	598,613,763	558,877,246
Total equity	49,538,422	46,356,858	₩ 41,930,381	₩ 36,651,430
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	36,815,893	35,483,914
Total liabilities	10,410,517	10,426,817
Total equity	26,405,376	25,057,097
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	467,435,213	427,675,103
Total liabilities	438,199,575	400,009,589
Total equity	29,235,638	27,665,514
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	38,472,228	34,885,223
Total liabilities	31,737,225	28,465,675
Total equity	6,735,003	6,419,548
Shinhan Investment Corp.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	44,446,803	46,632,433
Total liabilities	39,421,314	42,258,341
Total equity	5,025,489	4,374,092
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	70,535,556	36,777,496
Total liabilities	65,382,992	34,232,052
Total equity	5,152,564	2,545,444
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	0	33,813,587
Total liabilities	0	30,574,073
Total equity	0	3,239,514
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	10,921,698	8,901,349
Total liabilities	9,189,041	7,710,010
Total equity	1,732,657	1,191,339
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	6,944,214	6,531,838
Total liabilities	6,428,269	6,022,397
Total equity	515,945	509,441
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	31,377	27,806
Total liabilities	12,334	10,826
Total equity	19,043	16,980
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	114,973	87,053
Total liabilities	70,449	71,591
Total equity	44,524	15,462
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	242,760	191,127
Total liabilities	40,181	20,530
Total equity	202,579	170,597
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	9,636	9,644
Total liabilities	0
Total equity	9,636	9,644
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	92,591	95,150
Total liabilities	52,804	70,916
Total equity	39,787	24,234
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	2,644,942	1,842,231
Total liabilities	2,413,176	1,635,433
Total equity	231,766	206,798
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	373,267	259,899
Total liabilities	122,038	85,274
Total equity	251,229	174,625
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	90,116	87,378
Total liabilities	9,786	12,159
Total equity	80,330	75,219
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	63,026	52,555
Total liabilities	10,584	8,582
Total equity	52,442	43,973
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	44,031	42,903
Total liabilities	2,563	1,890
Total equity	41,468	41,013
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	98,914	72,550
Total liabilities	23,331	12,697
Total equity	₩ 75,583	₩ 59,853